Acquisitions - Summary of Acquisition Activity (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) Transactions	Dec. 31, 2021 USD ($) Transactions
Disclosure of detailed information about business combination [abstract]
Businesses acquired | Transactions	2	0
Businesses acquired, net of cash | Transactions	2	0
Investments in businesses | Transactions	6	0
Asset acquisitions | Transactions	1	2
Deferred and contingent consideration payments | Transactions	0	0
Total number of transactions | Transactions	9	2
Businesses acquired	$ 153	$ 0
Less: Cash acquired	(2)	0
Businesses acquired, net of cash	151	0
Investments in businesses	28	12
Asset acquisitions	8	3
Deferred and contingent consideration payments	4	3
Total	$ 191	$ 18